Condensed group statement of changes in equity - USD ($) $ in Millions	Total		BP shareholders' equity	Non-controlling interests
Equity outstanding, beginning of period at Dec. 31, 2017	$ 100,404		$ 98,491	$ 1,913
Total comprehensive income	4,953		4,848	105
Dividends	(3,626)		(3,556)	(70)
Cash flow hedges transferred to the balance sheet, net of tax	5		5	0
Repurchase of ordinary share capital	(200)		(200)	0
Share-based payments, net of tax	414		414	0
Transactions involving non-controlling interests, net of tax	0		(1)	1
Equity outstanding, end of period at Jun. 30, 2018	101,770		99,821	1,949
Equity outstanding, beginning of period at Dec. 31, 2018	101,548	[1]	99,444	2,104
Total comprehensive income	5,436		5,282	154
Dividends	(3,319)		(3,200)	(119)
Cash flow hedges transferred to the balance sheet, net of tax	12		12	0
Repurchase of ordinary share capital	(125)		(125)	0
Share-based payments, net of tax	398		398	0
Share of equity-accounted entities' changes in equity, net of tax	3		3	0
Equity outstanding, end of period at Jun. 30, 2019	$ 103,623		$ 101,485	$ 2,138

[1]	Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.